Consolidated statements of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current asset
Cash and cash equivalents	S/ 49,067	S/ 49,216
Trade and other receivables	99,724	99,518
Income tax prepayments	36,748	27,755
Inventories	424,783	373,020
Prepayments	5,765	3,846
Total current asset	616,087	553,355
Non-current asset
Trade and other receivables	4,532	16,207
Prepayments	342	533
Financial instruments designated at fair value through other comprehensive income	26,883	21,206
Derivative financial instruments	12,268	489
Property, plant and equipment	2,152,724	2,208,553
Intangible assets	40,881	13,416
Goodwill	6,325
Deferred income tax assets	3,098	142
Other assets	105	214
Total non-current asset	2,247,158	2,260,760
Total asset	2,863,245	2,814,115
Current liabilities
Trade and other payables	151,320	177,995
Interest -bearing loans and borrowings	60,822
Income tax payable		2,431
Provisions	46,453	24,575
Total current liabilities	258,595	205,001
Non-current liabilities
Interest-bearing loans and borrowings	1,022,555	965,290
Other non-current provisions	5,377	28,293
Deferred income tax liabilities	125,355	108,823
Total non-current liabilities	1,153,287	1,102,406
Total liability	1,411,882	1,307,407
Equity
Capital stock	423,868	423,868
Investment shares	40,279	40,279
Treasury shares	(121,258)	(119,005)
Additional paid-in capital	432,779	432,779
Legal reserve	168,356	160,686
Other accumulated comprehensive results	(11,946)	(43,699)
Retained earnings	519,285	611,652
Equity attributable to equity holders of the parent	1,451,363	1,506,560
Non-controlling interests		148
Total equity	1,451,363	1,506,708
Total liability and equity	S/ 2,863,245	S/ 2,814,115